Document and Entity Information	Aug. 07, 2024
Document Information [Line Items]
Document Type	8-K
Entity Central Index Key	0001136869
Entity Registrant Name	ZIMMER BIOMET HOLDINGS, INC.
Amendment Flag	false
Entity File Number	001-16407
Document Period End Date	Aug. 07, 2024
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	13-4151777
Entity Address, Address Line One	345 East Main Street
Entity Address, Postal Zip Code	46580
Entity Address, City or Town	Warsaw
City Area Code	(574)
Local Phone Number	373-3333
Entity Address, State or Province	IN
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Document Information [Line Items]
Trading Symbol	ZBH
Security Exchange Name	NYSE
Title of 12(b) Security	Common Stock, $0.01 par value
2.425% Notes due 2026 [Member]
Document Information [Line Items]
Trading Symbol	ZBH 26
Security Exchange Name	NYSE
Title of 12(b) Security	2.425% Notes due 2026
1.164% Notes due 2027 [Member]
Document Information [Line Items]
Trading Symbol	ZBH 27
Security Exchange Name	NYSE
Title of 12(b) Security	1.164% Notes due 2027